Leases (Details Narrative) - USD ($)	9 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Leases [Abstract]
Operating lease liability, current	$ 496,095
Consolidated lease expense	375,275
Operating lease expense	117,243
Other lease associated expenses	$ 258,482